Property and Equipment - Summary of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Property Plant And Equipment Useful Life And Values [Abstract]
Buildings		$ 73,830	$ 51,306
Furniture, fixtures and equipment		146,206	102,940
Leasehold improvements		145,291	101,520
Construction in progress		21,873	14,611
Total property and equipment		387,200	270,377
Accumulated depreciation and amortization		(84,034)	(49,034)
Property and equipment, net	$ 348,177	$ 303,166	$ 221,343